Lease obligation	12 Months Ended
Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [abstract]
Lease obligation

7Lease obligation

Amount
$

Balance – December 31, 2018	1,398

Repayment of lease obligation	(239)

Accreted interest	149

Balance – December 31, 2019	1,308

Additions	155

Repayment of lease obligation	(252)

Accreted interest	146

Balance – December 31, 2020	1,357

Less: Current portion	139

Non-current portion	1,218

The Corporation recognizes a right-of-use asset and lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the liability, discounted at an incremental borrowing rate of 11%, adjusted for any payments made before the commencement date, plus any initial direct costs, less any lease incentives received. During the year ended December 31, 2020, the Corporation recognized $176 (2019 - $nil) in right-of-use assets in property and equipment on the statements of financial

(11)

IMV Inc.
Notes to the Consolidated Financial Statements
For the years ended December 31, 2020 and 2019
(Expressed in thousands of Canadian dollars except for share and per share amounts)

7Lease obligation (continued)

position and recognized $20 in expenses related to low-value and short-term leases (2019 - $20) and $170 (2019 - $161) related to variable lease payments not included in measurement of lease liabilities on the consolidated statements of loss and comprehensive loss.